Earnings per share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share
Summary of earnings/(loss) per share

	Year ended March 31,
	2026	2025	2024
Basic earnings per ordinary share (€)	2.0594	1.4631	1.6828
Diluted earnings per ordinary share (€)	2.0422	1.4549	1.6743
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,055.5	1,101.5	1,139.2
Diluted	1,064.4	1,107.7	1,145.0